Selected Quarterly Financial Information (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011
Selected Quarterly Financial Information [Abstract]
Net revenues	$ 97,716	$ 100,710	$ 103,045	$ 101,705	$ 93,437	$ 89,014	$ 100,074	$ 96,062	$ 403,176	$ 378,587
Operating income	8,044	10,075	13,152	14,423	13,141	7,136	10,468	11,289	45,694	42,034
Net income (loss)	$ 463	$ 1,646	$ (2,089)	$ 4,614	$ 8,202	$ (2,276)	$ (575)	$ 2,521	$ 4,634	$ 7,872